Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.9500% Senior Notes due 2029
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	0.99993
Maximum Aggregate Offering Price	$ 349,975,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,332.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" table in Cabot Corporation's Registration Statement on Form S-3ASR (333-276078), as amended, which was filed on December 15, 2023.